CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net income	$ 125,539	$ 107,437	$ 68,969
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of net (income) of subsidiaries	(404)	1,571	(3,607)
Share-based compensation expenses	238	1,207	464
Fair value adjustments of a bifurcated derivative	346	(75)	89
Net cash used in operating activities	100,521	105,719	82,463
Cash flows from investing activities:
Net cash (used in) provided by investing activities	(9,888)	(49,748)	(89,570)
Cash flows from financing activities:
Payment of dividends	(10,862)	(7,241)	(11,975)
Proceeds from exercise of options	0	0	6,322
Net cash provided by (used in) financing activities	(10,155)	(12,197)	(7,413)
Cash and cash equivalents, beginning of period	287,309	237,696	257,089
Cash and cash equivalents, end of period	358,387	287,309	237,696	$ 257,089
Parent Company
Cash flows from operating activities:
Net income		125,261	107,161	68,944
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of net (income) of subsidiaries		(127,752)	(109,757)	(71,905)
Share-based compensation expenses		238	1,207	464
Accretion of convertible bond		230	230	230
Fair value adjustments of a bifurcated derivative		346	(75)	89
Change in accrued liabilities		(28)	14	1,248
Net cash used in operating activities		(1,705)	(1,220)	(930)
Cash flows from investing activities:
Collection of loans from subsidiaries		0	50,649	2,316
Loans to subsidiaries		(4,200)	(5,000)	(2,712)
Investment in subsidiaries		0	(15,707)	0
Net cash (used in) provided by investing activities		(4,200)	29,942	(396)
Cash flows from financing activities:
Proceeds of loans from subsidiaries		43,538	0	11,938
Payment of dividends		(10,862)	(7,241)	(11,975)
Repayment of loans from subsidiaries		0	(13,006)	(428)
Proceeds from exercise of options		0	0	6,323
Net cash provided by (used in) financing activities		32,676	(20,247)	5,858
Net increase in cash and cash equivalents		26,771	8,475	4,532
Cash and cash equivalents, beginning of period	$ 48,349	21,578	13,103	8,571
Cash and cash equivalents, end of period		$ 48,349	$ 21,578	$ 13,103